Financial Instruments	9 Months Ended
Sep. 30, 2019
Financial Instruments, Owned, at Fair Value [Abstract]
Financial Instruments

4. Financial Instruments

The fair value and amortized cost of cash equivalents and available-for-sale investments by major security type are presented in the following table (in thousands):

	September 30, 2019
	Amortized Cost	Unrealized Gain	Unrealized Loss	Estimated Fair Value
Cash equivalents and investments:
Money market fund	$28,716	$—	$—	$28,716
U.S. treasury bills	13,966	7	—	13,973
Corporate debt securities	36,471	99	—	36,570
Commercial paper	24,777	—	—	24,777
U.S. government bonds	22,482	1	(1)	22,482
Asset back securities	24,926	20	(3)	24,943

Total cash equivalents and investments	$151,338	$127	$(4)	$151,461

Classified as:
Cash equivalents				$28,716
Short-term investments				95,445
Long-term investments				27,300

Total cash equivalents and investments				$151,461

The Company did not hold investments as of December 31, 2018.

As of September 30, 2019, the remaining contractual maturities of available-for-sale debt securities were as follows (in thousands):

Estimated Fair Value
Due within one year	$95,445
One to two years	23,289
Three years or more	4,011

Total	$122,745

During the nine months ended September 30, 2019, there have been no significant realized gains or losses on available-for-sale investments. During the nine months ended September 30, 2019, the Company did not recognize any other-than-temporary impairment losses.